Document and Entity Information	Jun. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001681087
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	AVROBIO, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38537
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	One Broadway
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	914-8420
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AVRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false